VARIABLE INTEREST ENTITIES (VIEs) - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - Eskimo SPV Agreement - Golar Eskimo $ in Thousands	Jun. 30, 2016 USD ($)
Assets
Restricted cash	$ 94
Liabilities
Long-term debt	$ 241,212